NASDAQ-100 2x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%	18.53%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	41.88%	28.38%	28.19%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	38.91%	26.37%	25.97%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.91%	22.54%	23.40%